LEASE - ROU assets and lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ROU assets and lease liabilities
Right-of-use assets	¥ 35,733	¥ 35,635
Operating lease, right-of-use asset, statement of financial position [Extensible List]	Other non-current assets	Other non-current assets
Operating lease liabilities-current	¥ 18,357	¥ 27,258
Operating lease, liability, current, statement of financial position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating lease liabilities-non current	¥ 14,326	¥ 7,693
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other long-term liabilities	Other long-term liabilities
Weighted-average remaining lease term	2 years 10 days	1 year 4 months 28 days
Weighted-average discount rate	3.27%	3.77%